Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
Inventories

	December 31,
($ thousands)	2019	2018
Raw materials	86,877	172,229
Work in progress	11,663	32,835
Finished goods	96,895	117,519
Inventories, gross	195,435	322,583
Obsolescence reserve	(33,645)	(39,885)
Inventories, net	161,790	282,698

The following table presents the activity in the obsolescence reserve:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	(39,885)	(26,911)	(17,402)
Provisions, net	(28,970)	(14,199)	(8,909)
Amounts written off	23,375	817	41
Foreign currency translation	(130)	408	(641)
Other	11,965	—	—
Balance at end of year	(33,645)	(39,885)	(26,911)